PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of May 31, 2023
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 99.3%
Aerospace & Defense 1.7%
Boeing Co. (The)*	400	$82,280
General Dynamics Corp.	2,900	592,122
L3Harris Technologies, Inc.	7,300	1,284,216
Raytheon Technologies Corp.	31,401	2,893,288
		4,851,906
Air Freight & Logistics 0.8%
FedEx Corp.	10,700	2,332,386
Automobile Components 0.0%
BorgWarner, Inc.	3,500	155,155
Automobiles 2.1%
Ford Motor Co.	195,410	2,344,920
General Motors Co.	68,096	2,206,991
Thor Industries, Inc.(a)	20,400	1,596,708
		6,148,619
Banks 7.4%
Bank of America Corp.	167,711	4,660,689
Citigroup, Inc.	65,404	2,898,705
JPMorgan Chase & Co.	36,064	4,894,245
M&T Bank Corp.	2,046	243,801
PNC Financial Services Group, Inc. (The)	12,797	1,482,277
Truist Financial Corp.	70,168	2,138,019
U.S. Bancorp	54,809	1,638,789
Wells Fargo & Co.	78,332	3,118,397
		21,074,922
Beverages 0.8%
Keurig Dr. Pepper, Inc.	18,100	563,272
Molson Coors Beverage Co. (Class B Stock)	27,682	1,712,132
		2,275,404
Biotechnology 0.7%
Biogen, Inc.*	400	118,564
Gilead Sciences, Inc.	1,000	76,940

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Moderna, Inc.*(a)	13,800	$1,762,398
Regeneron Pharmaceuticals, Inc.*	100	73,556
		2,031,458
Broadline Retail 0.5%
Kohl’s Corp.	36,900	676,008
Macy’s, Inc.	53,400	725,706
		1,401,714
Building Products 0.5%
Johnson Controls International PLC	22,500	1,343,250
Owens Corning	500	53,165
		1,396,415
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	48,110	1,934,022
Franklin Resources, Inc.	16,300	391,363
Goldman Sachs Group, Inc. (The)	10,090	3,268,151
Invesco Ltd.	93,960	1,351,145
Janus Henderson Group PLC	18,600	488,808
Jefferies Financial Group, Inc.	7,300	219,511
KKR & Co., Inc.	4,700	242,003
Morgan Stanley	17,762	1,452,221
S&P Global, Inc.	700	257,201
State Street Corp.	26,818	1,824,160
		11,428,585
Chemicals 4.0%
Albemarle Corp.	4,100	793,473
Corteva, Inc.	5,600	299,544
Dow, Inc.	40,900	1,995,102
DuPont de Nemours, Inc.	30,336	2,038,276
Huntsman Corp.	34,000	807,500
International Flavors & Fragrances, Inc.	16,000	1,236,640
Linde PLC	1,900	671,954
LyondellBasell Industries NV (Class A Stock)	21,774	1,862,548

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Mosaic Co. (The)	46,276	$1,478,981
Westlake Corp.	3,300	343,035
		11,527,053
Communications Equipment 1.0%
Cisco Systems, Inc.	34,600	1,718,582
Viasat, Inc.*(a)	27,000	1,204,470
		2,923,052
Consumer Finance 1.8%
Ally Financial, Inc.	61,934	1,651,780
Capital One Financial Corp.	21,741	2,265,629
Synchrony Financial	38,700	1,198,152
		5,115,561
Consumer Staples Distribution & Retail 1.6%
Kroger Co. (The)	19,500	883,935
Walgreens Boots Alliance, Inc.	58,365	1,772,545
Walmart, Inc.	12,252	1,799,451
		4,455,931
Containers & Packaging 0.8%
International Paper Co.	20,500	603,520
Westrock Co.	58,022	1,625,196
		2,228,716
Diversified Telecommunication Services 3.0%
AT&T, Inc.	206,303	3,245,146
Frontier Communications Parent, Inc.*(a)	96,700	1,438,896
Verizon Communications, Inc.	110,216	3,926,996
		8,611,038
Electric Utilities 3.1%
American Electric Power Co., Inc.	10,600	881,072
Avangrid, Inc.(a)	30,800	1,155,924
Duke Energy Corp.	21,869	1,952,683
Edison International	7,800	526,656

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Eversource Energy	5,000	$346,150
Exelon Corp.	27,841	1,103,896
NextEra Energy, Inc.	11,300	830,098
Southern Co. (The)	20,400	1,422,900
Xcel Energy, Inc.	11,700	763,893
		8,983,272
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.*	4,800	607,872
Avnet, Inc.	27,600	1,209,984
Coherent Corp.*(a)	41,100	1,519,056
Corning, Inc.	24,900	767,169
TD SYNNEX Corp.	17,500	1,564,150
		5,668,231
Energy Equipment & Services 0.2%
Baker Hughes Co.	19,300	525,925
Entertainment 0.8%
Walt Disney Co. (The)*	27,600	2,427,696
Financial Services 4.7%
Berkshire Hathaway, Inc. (Class B Stock)*	25,698	8,251,114
Fidelity National Information Services, Inc.	38,500	2,100,945
Global Payments, Inc.	16,400	1,602,116
MGIC Investment Corp.	108,200	1,635,984
		13,590,159
Food Products 2.0%
Archer-Daniels-Midland Co.	26,400	1,865,160
Kraft Heinz Co. (The)	50,822	1,942,417
Mondelez International, Inc. (Class A Stock)	1,200	88,092
Tyson Foods, Inc. (Class A Stock)	34,600	1,752,144
		5,647,813
Gas Utilities 0.5%
UGI Corp.	49,800	1,392,906

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Ground Transportation 1.0%
Knight-Swift Transportation Holdings, Inc.	24,800	$1,363,752
Norfolk Southern Corp.	200	41,636
Ryder System, Inc.	18,400	1,450,472
		2,855,860
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	9,400	958,800
Becton, Dickinson & Co.	5,900	1,426,384
Enovis Corp.*	6,800	358,564
Medtronic PLC	27,806	2,301,225
QuidelOrtho Corp.*(a)	18,900	1,609,146
Zimmer Biomet Holdings, Inc.	5,600	713,104
		7,367,223
Health Care Providers & Services 3.4%
Centene Corp.*	32,600	2,034,566
Cigna Group (The)	9,749	2,412,000
CVS Health Corp.	42,787	2,910,800
Elevance Health, Inc.	4,800	2,149,536
Premier, Inc. (Class A Stock)	9,600	240,000
		9,746,902
Health Care REITs 1.2%
Healthcare Realty Trust, Inc.	86,700	1,613,487
Medical Properties Trust, Inc.(a)	194,500	1,604,625
Welltower, Inc.	1,300	96,993
		3,315,105
Hotel & Resort REITs 0.6%
Park Hotels & Resorts, Inc.	124,300	1,608,442
Hotels, Restaurants & Leisure 0.9%
McDonald’s Corp.	3,527	1,005,583
Penn Entertainment, Inc.*	59,300	1,484,872
		2,490,455
Household Durables 2.4%
D.R. Horton, Inc.	17,000	1,816,280

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Lennar Corp. (Class A Stock)	18,281	$1,958,261
Mohawk Industries, Inc.*	16,900	1,555,476
Newell Brands, Inc.	9,600	79,776
Toll Brothers, Inc.	23,900	1,618,030
		7,027,823
Household Products 0.6%
Procter & Gamble Co. (The)	11,472	1,634,760
Industrial Conglomerates 0.7%
3M Co.	10,400	970,424
General Electric Co.	7,400	751,322
Honeywell International, Inc.	1,700	325,720
		2,047,466
Industrial REITs 0.5%
Prologis, Inc.	11,100	1,382,505
Insurance 3.3%
Aflac, Inc.	1,133	72,750
American International Group, Inc.	40,785	2,154,672
Axis Capital Holdings Ltd.	15,800	820,020
Brighthouse Financial, Inc.*	16,800	676,368
Chubb Ltd.	6,908	1,283,506
Loews Corp.	23,400	1,310,400
MetLife, Inc.	20,600	1,020,730
Travelers Cos., Inc. (The)	3,314	560,861
Unum Group	35,900	1,559,855
		9,459,162
Interactive Media & Services 2.5%
Alphabet, Inc. (Class A Stock)*	6,100	749,507
Alphabet, Inc. (Class C Stock)*	4,500	555,165
Meta Platforms, Inc. (Class A Stock)*	21,700	5,744,424
		7,049,096
IT Services 0.5%
Cognizant Technology Solutions Corp. (Class A Stock)	24,000	1,499,760

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 0.9%
Danaher Corp.	5,600	$1,285,872
Thermo Fisher Scientific, Inc.	2,800	1,423,688
		2,709,560
Machinery 1.3%
Cummins, Inc.	1,700	347,497
Gates Industrial Corp. PLC*	121,800	1,427,496
PACCAR, Inc.	27,600	1,898,328
		3,673,321
Media 2.5%
Comcast Corp. (Class A Stock)	106,182	4,178,262
DISH Network Corp. (Class A Stock)*(a)	94,300	606,349
Fox Corp. (Class A Stock)(a)	9,700	302,640
Fox Corp. (Class B Stock)	13,400	391,414
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	11,300	316,174
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	11,700	327,132
News Corp. (Class A Stock)	3,500	64,085
Paramount Global (Class B Stock)(a)	59,800	909,558
		7,095,614
Metals & Mining 2.3%
Cleveland-Cliffs, Inc.*	110,100	1,528,188
Newmont Corp.	16,100	652,855
Nucor Corp.	14,837	1,959,374
SSR Mining, Inc. (Canada)	55,000	812,350
United States Steel Corp.(a)	72,500	1,516,700
		6,469,467
Mortgage Real Estate Investment Trusts (REITs) 2.0%
AGNC Investment Corp.	145,020	1,332,734
Annaly Capital Management, Inc.	86,200	1,627,456
Rithm Capital Corp.	154,250	1,255,595
Starwood Property Trust, Inc.(a)	91,700	1,609,335
		5,825,120
Multi-Utilities 1.7%
Consolidated Edison, Inc.	11,400	1,063,620

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities (cont’d.)
Dominion Energy, Inc.	31,000	$1,558,680
Public Service Enterprise Group, Inc.	11,100	663,225
Sempra Energy	6,500	932,945
WEC Energy Group, Inc.	7,000	611,450
		4,829,920
Office REITs 0.2%
Douglas Emmett, Inc.(a)	12,200	141,520
Highwoods Properties, Inc.	3,900	80,652
Hudson Pacific Properties, Inc.	74,300	346,981
Kilroy Realty Corp.	1,800	48,852
SL Green Realty Corp.	2,200	50,886
Vornado Realty Trust	2,500	33,900
		702,791
Oil, Gas & Consumable Fuels 9.3%
Antero Resources Corp.*	35,900	732,719
Chesapeake Energy Corp.	8,200	617,050
Chevron Corp.	34,338	5,171,990
ConocoPhillips	25,015	2,483,989
Diamondback Energy, Inc.	1,300	165,295
DT Midstream, Inc.	3,100	140,926
EOG Resources, Inc.	6,700	718,843
EQT Corp.	27,500	956,175
Exxon Mobil Corp.	70,971	7,251,817
HF Sinclair Corp.	20,500	849,520
Kinder Morgan, Inc.	79,200	1,275,912
Marathon Petroleum Corp.	12,440	1,305,080
Occidental Petroleum Corp.	12,000	691,920
Ovintiv, Inc.	10,500	347,235
Phillips 66	15,500	1,419,955
Pioneer Natural Resources Co.	4,500	897,480
Southwestern Energy Co.*	71,500	341,055
Valero Energy Corp.	11,200	1,198,848
		26,565,809
Passenger Airlines 0.7%
Alaska Air Group, Inc.*	15,700	705,401

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Passenger Airlines (cont’d.)
JetBlue Airways Corp.*	161,000	$1,099,630
United Airlines Holdings, Inc.*	3,200	151,888
		1,956,919
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	11,200	721,728
Elanco Animal Health, Inc.*	140,900	1,148,335
Johnson & Johnson	32,920	5,104,575
Merck & Co., Inc.	9,900	1,093,059
Perrigo Co. PLC	36,800	1,176,128
Pfizer, Inc.	131,486	4,999,098
Viatris, Inc.	186,900	1,710,135
		15,953,058
Professional Services 0.6%
Clarivate PLC*	97,400	759,720
Concentrix Corp.	1,700	149,090
ManpowerGroup, Inc.	10,100	708,717
		1,617,527
Real Estate Management & Development 0.6%
Howard Hughes Corp. (The)*	2,900	216,253
Jones Lang LaSalle, Inc.*	11,200	1,571,808
		1,788,061
Retail REITs 0.5%
Realty Income Corp.	20,600	1,224,464
Spirit Realty Capital, Inc.	3,000	117,180
		1,341,644
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	7,700	1,368,213
Intel Corp.	118,164	3,715,076
Micron Technology, Inc.	31,403	2,141,685
MKS Instruments, Inc.	700	68,117
		7,293,091

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Common Stocks (Continued)
Software 0.4%
Salesforce, Inc.*	4,600	$1,027,548
Specialized REITs 0.9%
Digital Realty Trust, Inc.	1,900	194,674
EPR Properties	28,300	1,180,393
VICI Properties, Inc.	40,100	1,240,293
		2,615,360
Specialty Retail 0.8%
Home Depot, Inc. (The)	1,500	425,175
Lithia Motors, Inc.	1,900	443,232
Petco Health & Wellness Co., Inc.*(a)	173,800	1,327,832
		2,196,239
Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co.	125,263	1,806,292
Textiles, Apparel & Luxury Goods 0.3%
PVH Corp.	10,300	886,006
Tobacco 0.3%
Philip Morris International, Inc.	8,543	768,955
Trading Companies & Distributors 0.6%
Air Lease Corp.	39,826	1,514,185
United Rentals, Inc.	700	233,653
		1,747,838
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.*	11,100	1,523,475

Total Common Stocks (cost $251,689,705)		284,072,091

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2023
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell 1000 Value ETF (cost $884,131)	6,000	$891,720

Total Long-Term Investments (cost $252,573,836)		284,963,811

Short-Term Investments 6.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	759,554	759,554
PGIM Institutional Money Market Fund (cost $17,038,152; includes $16,964,866 of cash collateral for securities on loan)(b)(wi)	17,055,517	17,045,285

Total Short-Term Investments (cost $17,797,706)		17,804,839

TOTAL INVESTMENTS 105.8% (cost $270,371,542)		302,768,650
Liabilities in excess of other assets (5.8)%		(16,643,471)

Net Assets 100.0%		$286,125,179

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,227,594; cash collateral of $16,964,866 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).